Property, Equipment and Software, Net - Property, Equipment and Software (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 53,930		¥ 73,484
Less: Accumulated depreciation and amortization	(43,150)		(59,375)
Property, equipment and software, net	10,780	$ 1,645	14,109
Electronic Equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	13,472		29,480
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	7,122		8,707
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	28,417		31,132
Vehicles
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	1,291		307
Computer Softwares
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 3,628		¥ 3,858